ACQUISITION OF EMERGEN ENERGY LLC (Details Narrative) $ / shares in Units, $ in Millions			3 Months Ended
	Apr. 24, 2024 USD ($) $ / shares GW	Apr. 24, 2024 USD ($) $ / W $ / shares GW shares	Mar. 31, 2025 USD ($) $ / shares
Development Projects [Member]
Business Acquisition [Line Items]
Indefinite-lived intangible assets purchase price		$ 22.2
Solar Development Fees [Member]
Business Acquisition [Line Items]
Indefinite-lived intangible assets purchase price		22.2
Allocated purchase price		2.2
BESS Development Fees [Member]
Business Acquisition [Line Items]
Allocated purchase price		$ 20.0
Project Management Services Agreement [Member] | Solar Development Fees [Member]
Business Acquisition [Line Items]
Share price | $ / shares			$ 0.035
Payment for fee			$ 57.0
Project Management Services Agreement [Member] | BESS Development Fees [Member]
Business Acquisition [Line Items]
Share price | $ / shares			$ 0.035
Payment for fee			$ 69.0
Project Management Services Agreement [Member] | Other Renewable Projects [Member]
Business Acquisition [Line Items]
Share price | $ / shares			$ 0.02
Payment for fee percentage			50.00%
Sale Of Project Clause [Member]
Business Acquisition [Line Items]
Initial fee percentage			62.50%
Acceleration Clause [Member]
Business Acquisition [Line Items]
Initial fee percentage			62.50%
Emergen Energy LLC [Member]
Business Acquisition [Line Items]
Voting interests acquired	100.00%	100.00%
Shares issued on acquisition, shares | shares		15,873
Transaction value		$ 22.2
Share price | $ / shares	$ 0.1400	$ 0.1400
Development fee percentage		62.50%
Emergen Energy LLC [Member] | Membership Interest Purchase Agreement [Member]
Business Acquisition [Line Items]
Voting interests acquired	100.00%	100.00%
Emergen Energy LLC [Member] | Battery Energy Storage System [Member]
Business Acquisition [Line Items]
Capacity | GW	1.965	1.965
Investments in energy projects	$ 20.0	$ 20.0
Development fee | $ / W		0.035
Project financing		$ 69.0
Emergen Energy LLC [Member] | Solar Projects [Member]
Business Acquisition [Line Items]
Capacity | GW	3.840	3.840
Investments in energy projects	$ 2.2	$ 2.2
Development fee | $ / W		0.035
Project financing		$ 57.0
Remaining projects capacity | GW	1.640	1.640
Emergen Energy LLC [Member] | Other Renewable Projects [Member]
Business Acquisition [Line Items]
Development fee | $ / W		0.02
C And C Johnson Holdings L L C [Member]
Business Acquisition [Line Items]
Transaction value	$ 22.2
Shares issued, price per share | $ / shares	$ 14.00	$ 14.00
C And C Johnson Holdings L L C [Member] | Membership Interest Purchase Agreement [Member]
Business Acquisition [Line Items]
Number of unregistered common shares | shares		1,587,300